Short-Term Bank Loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Bank Loans
9. SHORT-TERM BANK LOANS
The Company has a US dollar bank revolver credit facilities from which it drew down and repaid
US$
50,000 thousand and US$$40,000
thousand
in 2020 and 2022, respectively. Interest rates were
 0.78% and 4.55% per annum on the outstanding monthly balance in 2020 and 2022, respectively.
The interest expenses for the years ended December 31, 2020, 2021 and 2022 were US$11 thousand, nil and US$71 thousand, respectively.